Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total non-current assets	$ 636,394	$ 617,805
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets	636,256	617,358
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 138	$ 447